GOING CONCERN UNCERTAINTY (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	May 31, 2014	Aug. 31, 2013
Going Concern Uncertainty 1		$ 471,449
Going Concern Uncertainty 2		275,976
Going Concern Uncertainty 3		730,904
Going Concern Uncertainty 4		1,009,735
Going Concern Uncertainty 5		6,124,658
Going Concern Uncertainty 1	1,444,895
Going Concern Uncertainty 2	$ 411,973
Going Concern Uncertainty 3	7,569,553